RELATED PARTY TRANSACTION (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTION
Schedule of transactions with related parties

(1)  Related parties

Name of related parties	Relationship with the Group
Mr. Chimin Cao	Chairman of the Board of Directors of the Company
Ms. Zhiying Li	Spouse of Mr. Chimin Cao
Hainan RYB	Equity method long-term investee of the Group

(2)  The significant related party transactions are as follows:

	Years ended December 31,
	2016	2017	2018
Rental expense recorded:
Ms. Zhiying Li (i)	294	293	332
	294	293	332

(3)  The significant balances between the Group and its related parties are as follows:

	As of December 31,
	2017	2018
Amounts due from:
Hainan RYB (ii)	126	—
	126	—
(i)	The transactions with the related party shown above represent the rental expenses recorded in each year.
(ii)	The balances with related parties were interest-free, unsecured and repayable on demand.